SHARE-BASED COMPENSATION - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share options.
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)	0.00%	0.00%
Company's expected annual volatility (as a percent)		42.10%
Risk-free interest rate (as a percent)		1.28%
Expected life of the awards (years)		7 years 2 months 26 days
Synthetic Options And PSU's
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)	0.00%	0.00%
Synthetic Options And PSU's | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)	30.90%	30.20%
Company's expected annual volatility (as a percent)	47.00%	39.00%
Risk-free interest rate (as a percent)	1.54%	0.29%
Synthetic Options And PSU's | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)	75.20%	78.50%
Company's expected annual volatility (as a percent)	51.40%	42.00%
Risk-free interest rate (as a percent)	8.83%	1.00%